Property, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2015
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net
Property, plant and equipment consist of the following (in thousands):

	September 30, 2015	December 31, 2014
Property, plant and equipment, at cost	$221,602	$191,094
Less: Accumulated depreciation	(99,152)	(86,859)
	$122,450	$104,235